UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:  March 31, 2002
                                               -------------------

Check here if Amendment [  ]; Amendment Number: _____

This Amendment (Check only one.):  [   ]  is a restatement.
                                   [   ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Ulysses Offshore Fund, Ltd.
           --------------------------------------------------------------
Address:   Harbour Centre, 2nd Floor, P.O. Box 896
           --------------------------------------------------------------
           George Town, Grand Cayman, Cayman Islands, B.W.I.
           --------------------------------------------------------------

Form 13F File Number:  28-6860
                      ---------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Ulysses Management Offshore, LLC by Joshua Nash, Manager
         --------------------------------------------------------------
Title:   Manager
         --------------------------------------------------------------
Phone:   212-455-6200
         --------------------------------------------------------------

Signature, Place, and Date of Signing:

/s/ Joshua Nash                     New York, NY                    5/3/02
---------------------               ------------                    ------
(Signature)                         (City, State)                   (Date)

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                     0
                                            ---------------------------
Form 13F Information Table Entry Total:                34
                                            ---------------------------
Form 13F Information Table Value Total:     $        122,327
                                            ---------------------------
                                                (in thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

                                      NONE

                           ULYSSES OFFSHORE FUND, LTD.
                                 S.E.C. FORM 13F
                        FOR QUARTER ENDED MARCH 31, 2002

                                                                                                      ITEM 6:
                                                                             ITEM 5:           INVESTMENT DISCRETION
                                 ITEM 2:        ITEM 3:        ITEM 4:      Shares or                (b) Shares
          ITEM 1:               Title of         Cusip          Fair        Principal                as Defined   (c) Shared
      Name of Issuer              Class          Number     Market Value     Amount      (a) Sole   in Instr. V     Other
------------------------------------------------------------------------------------------------------------------------------
AMDOCS LTD.                 ORD                  G02602103       2,139,995      80,300      X
EVEREST RE GROUP LTD.       COM                  G3223R108       2,107,936      30,400      X
PARTNER RE LTD.             COM                  G6852T105       6,049,680     110,800      X
AMGEN INC                   COM                  031162100       4,177,600      70,000      X
AMYLIN PHARMACEUTICALS      COM                  032346108         760,760      76,000      X
BECTON DICKINSON CO         COM                  075887109       1,433,360      38,000      X
CVS CORP                    COM                  126650100       2,664,008      77,600      X
CALPINE                     PUT                  131347956       1,609,090     126,700      X
CHUBB CORP                  COM                  171232101       5,687,180      77,800      X
COMMSCOPE                   COM                  203372107       1,614,720      92,800      X
DANA CORP                   PUT                  235811956       5,096,978     237,400      X
AMEX DIAMONDS               UNIT SER 1           252787106      11,863,280     114,400      X
GENERAL ELECTRIC            PUT                  369604953       2,846,200      76,000      X
GENERAL MOTORS              CALL                 370442905       3,228,030      53,400      X
GENEAL MOTORS               PUT                  370442955       3,675,360      60,800      X
IMAGISTICS INTL.            COM                  45247T104       1,526,400      96,000      X
IRON MOUNTAIN INC.          COM                  462846106       1,928,576      60,800      X
MERCK & COMPANY             COM                  589331107       2,625,648      45,600      X
MIRANT CORP.                COM                  604675108       2,200,735     152,300      X
NASDAQ 100 SHARES UNIT SER 1UNIT SER 1           631100104       6,045,075     167,500      X
NASDAQ 100 SHARES UNIT SER 1PUT                  631100954      15,403,212     426,800      X
OCEAN ENERGY INC.           COM                  67481E106         320,598      16,200      X
PFIZER                      COM                  717081103       3,624,288      91,200      X
PFIZER                      PUT                  717081953       3,628,262      91,300      X
PHARMACIA CORP.             COM                  71713U102       6,166,944     136,800      X
PHILIP MORRIS               COM                  718154107       6,815,498     129,400      X
PHILIP MORRIS               PUT                  718154957       2,401,752      45,600      X
RATIONAL SOFTWARE           PUT                  75409P952         481,232      30,400      X
SCHERING PLOUGH CORP.       COM                  806605101       1,903,040      60,800      X
SOLECTRON CORP.             COM                  834182107       1,240,980     159,100      X
SUNTRUST BANKS INC.         COM                  867914103       2,028,592      30,400      X
UNIONBANCAL CORP.           COM                  908906100       1,399,836      31,800      X
VARIAN INC.                 COM                  92220P105       4,256,868     112,200      X
WEBMD CORP                  COM                  94769M105       3,375,360     439,500      X


                                                               122,327,073

Table continued...

                           ULYSSES OFFSHORE FUND, LTD.
                                 S.E.C. FORM 13F
                        FOR QUARTER ENDED MARCH 31, 2002

                                                      ITEM 8:
                                              VOTING AUTHORITY SHARES
                              ITEM 7:
          ITEM 1:             Managers
      Name of Issuer          See Instr. (a) Sole    (b) Shared   (c) None
-----------------------------------------------------------------------------
AMDOCS LTD.                                 X
EVEREST RE GROUP LTD.                       X
PARTNER RE LTD.                             X
AMGEN INC                                   X
AMYLIN PHARMACEUTICALS                      X
BECTON DICKINSON CO                         X
CVS CORP                                    X
CALPINE                                     X
CHUBB CORP                                  X
COMMSCOPE                                   X
DANA CORP                                   X
AMEX DIAMONDS                               X
GENERAL ELECTRIC                            X
GENERAL MOTORS                              X
GENEAL MOTORS                               X
IMAGISTICS INTL.                            X
IRON MOUNTAIN INC.                          X
MERCK & COMPANY                             X
MIRANT CORP.                                X
NASDAQ 100 SHARES UNIT SER 1                X
NASDAQ 100 SHARES UNIT SER 1                X
OCEAN ENERGY INC.                           X
PFIZER                                      X
PFIZER                                      X
PHARMACIA CORP.                             X
PHILIP MORRIS                               X
PHILIP MORRIS                               X
RATIONAL SOFTWARE                           X
SCHERING PLOUGH CORP.                       X
SOLECTRON CORP.                             X
SUNTRUST BANKS INC.                         X
UNIONBANCAL CORP.                           X
VARIAN INC.                                 X
WEBMD CORP                                  X